Segment information - Narrative (Details)	12 Months Ended
Dec. 31, 2020 numberOfSegment numberOfLinesOfBusiness
Disclosure of operating segments [line items]
Number of major lines of business | numberOfLinesOfBusiness	3
Farming
Disclosure of operating segments [line items]
Number of segments | numberOfSegment	3